Fees and Expenses - Floating Rate Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	“Management fee” has been restated to reflect the contractual management fee schedule effectiveSeptember 1, 2026.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	SharesNot Sold